Loans - Summary of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured	6	11
Pre-Modification Recorded Investment	$ 347	$ 975
Post-Modification Recorded Investment	347	975
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured	3	9
Pre-Modification Recorded Investment	264	798
Post-Modification Recorded Investment	264	798
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured	3	2
Pre-Modification Recorded Investment	83	177
Post-Modification Recorded Investment	$ 83	$ 177